Share-based compensation - Allocation of share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Total	¥ 1,076,584	¥ 135,649	¥ 211,208
Cost of revenues
Share-based compensation
Total	22,692	12,591	30,499
Selling, general and administrative
Share-based compensation
Total	448,559	50,812	59,913
Research and development
Share-based compensation
Total	¥ 605,333	¥ 72,246	¥ 120,796